Loans and Allowance for Credit Losses - Summary of Loans by Portfolio Type and Delinquency Status of those that Continue to Accrue Interest and are Nonperforming (Detail) (USD $)
In Millions, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 244,327	$ 231,097
Accruing 30-89 Days Past Due	1,113	1,346
Accruing 90 Days or More Past Due	945	1,189
Nonperforming	1,466	1,603
Total loans, excluding covered loans	242,570	226,773
Total loans	247,851	235,235
Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	79,977	69,587
Accruing 30-89 Days Past Due	247	257
Accruing 90 Days or More Past Due	41	55
Nonperforming	112	134
Total loans, excluding covered loans	80,377	70,033
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	42,406	39,459
Accruing 30-89 Days Past Due	110	94
Accruing 90 Days or More Past Due	20	29
Nonperforming	259	303
Total loans, excluding covered loans	42,795	39,885
Residential Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	50,330	49,695
Accruing 30-89 Days Past Due	221	358
Accruing 90 Days or More Past Due	204	333
Nonperforming	864	770
Total loans, excluding covered loans	51,619	51,156
Credit Card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	18,046	17,507
Accruing 30-89 Days Past Due	229	226
Accruing 90 Days or More Past Due	210	210
Nonperforming	30	78
Total loans, excluding covered loans	18,515	18,021
Other Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	48,764	47,156
Accruing 30-89 Days Past Due	238	245
Accruing 90 Days or More Past Due	75	86
Nonperforming	187	191
Total loans, excluding covered loans	49,264	47,678
Total Loans, Excluding Covered Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	239,523	223,404
Accruing 30-89 Days Past Due	1,045	1,180
Accruing 90 Days or More Past Due	550	713
Nonperforming	1,452	1,476
Total loans, excluding covered loans	242,570	226,773
Covered Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	4,804	7,693
Accruing 30-89 Days Past Due	68	166
Accruing 90 Days or More Past Due	395	476
Nonperforming	14	127
Total loans	$ 5,281	$ 8,462